Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2025	December 31, 2024
Prepaid voyage costs	$6,002	$5,574
Inventories	31,944	32,793
Claims receivable	4,764	5,719
Other	20,100	16,808
Total prepaid expenses and other current assets	$62,810	$60,894

Inventories are comprised of bunkers, lubricants and stores remaining on board as of December 31, 2025 and 2024.

Claims receivable mainly represent claims against vessels’ insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts.